Decommissioning provision (Schedule of Decomissioning Provision) (Details) - Decommissioning Provision [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions, beginning of year	$ 8,279	$ 7,765
Decommissioning costs and change in estimates	4,962	348
Accretion on decommissioning provision	203	166
Provisions, end of year	$ 13,444	$ 8,279